Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 13. Stock-Based Compensation

As discussed in Note 7, Deep Isolation previously maintained the 2018 Plan, under which Deep Isolation previously granted stock options. The 2018 Plan had authorized only Nonstatutory Stock Options (“NSOs”) and Incentive Stock Options (“ISOs”).

The Company currently maintains the 2025 Plan, which was approved and adopted pursuant to the Merger Agreement, under which the Company may grant options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance units (“PSUs”), performance shares and other stock-based awards to employees, directors and consultants of the Company. Upon the termination of the 2018 Plan, the Assumed Options from the 2018 Plan were assumed by the 2025 Plan and are now subject to the terms and conditions of the 2025 Plan.

During 2025, the Company granted stock options, RSUs, and PSUs. The term of each grant under the 2025 Plan shall be fixed by the Board, or the Board may delegate administration of the Plan to the Board’s Compensation Committee (the “Plan Administrator”). For most grants governed by the 2025 Plan, 25% vests after one year of service and on a monthly basis over three years of service thereafter. They are generally for a term of 10-years for continued service. Options and RSUs are granted in varying amounts and frequency to the Company’s board, advisors and employees. No stock options will be exercisable more than ten years after the grant date, or, in the case of an ISO granted to a 10% stockholder, more than five years after the grant date. The exercise price of any ISO granted under the 2025 Plan to an individual who is not a 10% stockholder at the time of the grant shall not be less than the fair market value of the shares at the time of the grant. The exercise price of any ISO granted to a 10% stockholder shall not be less than 110% of the fair market value at the time of the grant. The exercise price of any NSOs granted under the 2025 Plan shall not be less than the fair market value of the shares at the time of the grant. As of December 31, 2025, the Company has reserved 10,752,566 shares of common stock (the “Share Reserve”) for future issuance under all option arrangements and had 4,066,890 shares available for issuance.

The total compensation expense recognized for common share options during the year ended December 31, 2025 and 2024, were $473 thousand and $112 thousand, respectively. For the year ended December 31, 2025, $351 thousand was recorded in selling, general and administrative expense and $122 thousand was recorded in cost of sales. For the year ended December 31, 2024, $112 thousand was recorded in selling, general and administrative expense.

Stock Options

The summary of the Company’s stock option activity for the years ended December 31, 2025 and 2024 are presented as follows:

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2024	9,434,380	$0.11
Granted	1,363,974	1.30
Exercised	(4,404,818)	0.10		$1
Forfeited	(36,075)	3.00
Expired	(114,201)	0.20
Outstanding, December 31, 2025	6,243,260	$0.37	5.82	$16,392
Exercisable, December 31, 2025	296,325	$2.46	6.15	$16,392

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding, December 31, 2023	8,544,312	$0.10
Granted	1,136,840	0.18
Exercised	(4,857)	0.08		$1
Forfeited	(185,641)	0.18
Expired	(56,274)	0.11
Outstanding, December 31, 2024	9,434,380	$0.11	5.82	$824
Exercisable, December 31, 2024	7,656,233	$0.10	5.09	$792

The summary of the Company’s unvested options as of December 31, 2025 and 2024, and changes during the period then ended are presented as follows:

	Options	Weighted Average Grant-Date Fair Value
Non-vested options, January 1, 2023	1,683,867	$0.15
Granted	1,136,840	0.07
Forfeited	(185,641)	0.08
Vested	(856,919)	0.13
Non-vested options, December 31, 2024	1,778,147	$0.11
Granted	1,351,474	1.29
Forfeited	(36,075)	0.97
Vested	(2,587,665)	—
Non-vested options, December 31, 2025	505,881	$3.00

The fair value of options granted for the years ended December 31, 2025 and 2024 were $628 thousand and $80 thousand, respectively. Total unrecognized stock option compensation expense as of December 31, 2025 and 2024 were $462 thousand and $185 thousand, respectively, with a weighted-average period over which it is expected to be recognized over 3.50 years and 2.70 years, respectively. Cash received from the exercise of stock options totaled $435 thousand for the year ended December 31, 2025. There were no stock option exercises for the year ended December 31, 2024.

The Company estimates fair value of stock options using the Black-Sholes valuation model. Assumptions used to estimate the fair value of stock options granted include the exercise price of the award, the expected term, the expected volatility over the option’s expected term, the risk-free interest rate over the option’s expected term, and the expected annual dividend yield. Because the Company does not have sufficient historical trading data for its common stock, expected volatility is estimated based on the historical volatility of comparable publicly traded companies over a period consistent with the expected term of the options. The fair value of the options granted during 2025 and 2024 and the related assumptions used in the Black-Sholes option model used to value the options granted were as follows:

	2025	2024
Risk-free interest rate	3.7% to 4.3%	3.7% to 4.3%
Expected volatility	32.3% to 32.9%	32.3% to 32.9%
Dividend yield	N/A	N/A
Expected option life (years)	5.1 to 6.1	5.1 to 6.1
Weighted-average fair value per share	$1.30	$1.83

Performance Options

During the year ended December 31, 2025, the Company issued 12,500 performance options to the CEO which vest upon the satisfaction of certain performance conditions as of March 31, 2026. As of December 31, 2025, no performance options were vested and 12,500 were outstanding. No compensation expense was recorded for performance options for the year ended December 31, 2025.

Restricted Stock Units

The summary of the Company’s RSU activity for the years ended December 31, 2025 and 2024 are presented as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value per RSU
Unvested RSUs, December 31, 2024	0	0
Granted	404,443	$3.00
Vested/Issued	(6,363)	0
Forfeited, cancelled, or expired	(31,823)	$3.00
Unvested RSUs, December 31, 2025	366,257	$3.00

Performance Stock Units

During the year ended December 31, 2025, the Company issued 37,500 performance stock units to the CEO which vest upon the satisfaction of certain performance conditions as of March 31, 2026. As of December 31, 2025, no performance RSUs were vested and 37,500 were outstanding. No compensation expense was recorded for performance stock units for the year ended December 31, 2025.